ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 29, 2017
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
Accumulated other comprehensive loss consists of the following (in thousands):

	October 29, 2017	October 30, 2016
Foreign exchange translation adjustments	$3	$(195)
Defined benefit pension plan actuarial losses, net of tax	(7,534)	(10,358)
Accumulated other comprehensive loss	$(7,531)	$(10,553)